First Trust Dorsey Wright International Focus 5 ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	137 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dorsey Wright International Focus Five(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.35%	5.20%	6.17%	4.33%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%	5.87%
First Trust Dorsey Wright International Focus 5 ETF
Prospectus [Line Items]
Average Annual Return, Percent		31.76%	4.82%	5.48%	3.90%
Performance Inception Date	Jul. 22, 2014
First Trust Dorsey Wright International Focus 5 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.67%	3.81%	4.58%	3.05%
First Trust Dorsey Wright International Focus 5 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.77%	3.22%	3.89%	2.63%